CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Purchase Price Adjustment to Be Settled in Shares [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2017		$ 1,983	$ 71,550	$ (9,754)	$ 92,065	$ (30,054)		$ 7,439	$ 133,229
Balance, shares at Dec. 31, 2017		23,476,000
Impact of change in accounting policy					(2,972)				(2,972)
As adjusted balance at Dec. 31, 2018		$ 1,983	$ 71,550	(9,754)	89,093	$ (30,054)		7,439	$ 130,257
Changes during period:
Issuance of treasury shares			7,130			4,908	(10,800)		1,238
Net income					60,675			2,504	$ 63,179
Other comprehensive gain (loss)				(10,850)				(727)	(11,577)
Dividend paid to non-controlling interests								(2,709)	(2,709)
Dividend paid					(15,366)				(15,366)
Dividend declared					(4,822)				(4,822)
Balance at Dec. 31, 2018		$ 1,983	$ 78,680	(20,604)	129,580	$ (25,146)	$ (10,800)	6,507	160,200
Balance, shares at Dec. 31, 2018		23,476,000
Changes during period:
Issuance of treasury shares	[1]					(10,800)	10,800
Purchase of treasury shares	[2]					$ (6,001)			(6,001)
Net income					6,889			878	7,767
Other comprehensive gain (loss)				(5,261)				424	(4,837)
Dividend paid to non-controlling interests								(1,225)	(1,225)
Dividend paid					(14,940)				(14,940)
Dividend declared					(5,050)				(5,050)
Balance at Dec. 31, 2019		$ 1,983	78,680	(25,865)	116,479	(41,947)		6,584	$ 135,914
Balance, shares at Dec. 31, 2019		23,476,000							23,475,431
Changes during period:
Net income					16,123			1,218	$ 17,341
Other comprehensive gain (loss)				(12,967)				49	(12,918)
Acquisition of non-controlling interests			(430)					(320)	(750)
Dividend paid to non-controlling interests								(1,461)	(1,461)
Dividend paid					(4,918)				(4,918)
Dividend declared									(3,400)
Dividend declared to non-controlling interests								(3,363)	(3,363)
Purchase of subsidiary shares from non-controlling interests			(430)					(320)	(750)
Stock-based compensation in a subsidiary company			54						54
Balance at Dec. 31, 2020		$ 1,983	$ 78,304	$ (38,832)	$ 127,684	$ (41,947)		$ 2,707	$ 129,899
Balance, shares at Dec. 31, 2020		23,476,000							23,475,431

[1]	See Note 3
[2]	See Note 14A5